Share-based Compensation (Tables)	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Unit Activity
The following table presents the assumptions used for the RSUs under the 2019 AEP in the periods prior to IPO in the fiscal year ended March 31, 2024:

Fiscal Year Ended
March 31, 2024
Weighted average share price	$56.10
Expected volatility until liquidity event	40%
Time to liquidity event	0.5
Dividend yield	0.00%
Risk free interest rate	5.52%
The following table presents the assumptions used for the RSUs under the 2022 RSU Plan in the periods prior to IPO in the fiscal year ended March 31, 2024:

Fiscal Year Ended
March 31, 2024
Average share price	$44.52 - $48.18
Transaction costs	2.50%
Present value per RSU	$43.40 - $46.98
Time to liquidity event (in years)	0.5 - 1.0
Discount for lack of marketability	0.00% - 7.50%

Schedule of Award Activity Under the 2022 RSU Plan
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per award amount)	Awards	Weighted Average Grant Date Fair Value Per Award
Outstanding as of March 31, 2025 (1)	7	$47.34
Vested	(6)	$49.55
Outstanding and expected to vest as of March 31, 2026	1	$59.59
(1) Awards and weighted average grant date per share exclude shares related to certain executive awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
Schedule of Omnibus Incentive Plan
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2025	11	$118.24
Granted	14	$121.69
Vested	(5)	$117.34
Cancelled and forfeited	(2)	$124.91
Outstanding and expected to vest as of March 31, 2026	18	$120.64
(1)    Awards and weighted average grant date per award exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.

Schedule of Assumptions used to Estimate Fair Value	The following table presents the assumptions used to estimate fair value:

Expected holding period (in years)	0.5
Risk-free interest rate	3.79% - 4.01%
Expected stock price volatility	55.00% - 60.00%
Dividend yield	—%

Schedule of Share-Based Compensation Cost
A summary of share-based compensation cost recognized in the Consolidated Income Statements is as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Cost of sales	$29	$26	$41
Research and development	762	576	728
Selling, general and administrative	261	218	301
Pre-tax share-based compensation cost	$1,052	$820	$1,070
Less: income tax effect	168	144	210
Net share-based compensation cost	$884	$676	$860